Profit Sharing Plan	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
PROFIT SHARING PLAN
NOTE 16 - PROFIT SHARING PLAN

The Company maintains a 401(k) Profit Sharing Plan (“401k Plan”).  Employees who are 21 years of age and have performed 90 days of service are eligible to participate.  Each year, employees can make salary contributions of up to 25% of their salary.  The Company matches 100% of employee contributions up to 1% of eligible employee compensation.  Employer contributions to the 401k Plan were $220,000 and $263,000, for the years ended December 31, 2013 and 2012, respectively.